Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid-in capital [Member]	Deficit [Member]	Accumulated other comprehensive income [Member]
Balance at Dec. 31, 2013	$ 22,644	$ 272,083	$ 33,349	$ (300,746)	$ 17,958
Balance (in shares) at Dec. 31, 2013		14,958,277
Net loss	(18,227)	$ 0	0	(18,227)	0
Issuance of common stock (note 12(b))	13,821	$ 13,821	0	0	0
Issuance of common stock (note 12(b)) (in shares)		1,530,513
Share issue costs	(1,415)	$ (1,415)	0	0	0
Common stock issued upon exercise of options (note 12(b))	148	$ 148	0	0	0
Common stock issued upon exercise of options (note 12(b)) (in shares)		102,212
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options	0	$ 123	(123)	0	0
Stock-based compensation expense (note 13)	1,003	0	1,003	0	0
Foreign currency translation adjustments	(835)	0	0	0	(835)
Balance at Dec. 31, 2014	17,139	$ 284,760	34,229	(318,973)	17,123
Balance (in shares) at Dec. 31, 2014		16,591,002
Net loss	(24,462)	$ 0	0	(24,462)	0
Issuance of common stock (note 12(b))	28,334	$ 28,334	0	0	0
Issuance of common stock (note 12(b)) (in shares)		3,429,247
Share issue costs	(1,705)	$ (1,705)	0	0	0
Common stock issued upon exercise of options (note 12(b))	293	$ 293	0	0	0
Common stock issued upon exercise of options (note 12(b)) (in shares)		119,842
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options	0	$ 256	(256)	0	0
Reallocation of stock-based compensation liability arising from stock-based compensation related to exercise of options	9	9	0	0	0
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b))	(38)	$ 72	(110)
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b)) (in shares)		7,246
Stock-based compensation expense (note 13)	815	$ 0	815	0	0
Foreign currency translation adjustments	(449)	0	0	0	(449)
Balance at Dec. 31, 2015	$ 19,936	$ 312,019	$ 34,678	$ (343,435)	$ 16,674
Balance (in shares) at Dec. 31, 2015		20,147,337